Disclosure of detailed information about decommissioning liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Decommissioning liability, beginning of period	$ 3,971	$ 3,776
Additions	60
Change in estimated future cash flows	(299)	143
Actual costs incurred and other	(3)	(11)
Unwinding of discount	79	63
Decommissioning liability, end of period	3,808	3,971
Canadian Oil and Gas Properties [Member]
Statements Line Items
Decommissioning liability, beginning of period	3,839	3,636
Additions	60
Change in estimated future cash flows	(296)	146
Actual costs incurred and other	(15)	(3)
Unwinding of discount	76	60
Decommissioning liability, end of period	3,664	3,839
United States Oil and Gas Properties [Member]
Statements Line Items
Decommissioning liability, beginning of period	132	140
Additions	0
Change in estimated future cash flows	(3)	(3)
Actual costs incurred and other	12	(8)
Unwinding of discount	3	3
Decommissioning liability, end of period	$ 144	$ 132